CONTINGENCY AND COMMITMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) M	Dec. 31, 2012 CAD
Contingency And Commitments 1	60	60
Contingency And Commitments 2		3,666.87
Contingency And Commitments 3	3,679	3,679
Contingency And Commitments 4	3.00%	3.00%
Contingency And Commitments 5	5.00%	5.00%
Contingency And Commitments 6	3.00%	3.00%
Contingency And Commitments 7	5.00%	5.00%
Contingency And Commitments 8	3.00%	3.00%
Contingency And Commitments 9	5.00%	5.00%
Contingency And Commitments 10	84,300
Contingency And Commitments 11	$ 120,000